Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - Accumulated Earnings [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock dividends per share	$ 0.52	$ 0.44	$ 0.42
Preferred stock dividends per share			$ 65.00